Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Derivative Financial Instruments
14.	DERIVATIVE FINANCIAL INSTRUMENTS

(a)	Foreign exchange contracts
Certain of the Company’s expenditures at its Brazilian operation are denominated in the Brazilian Réal (“BRL”). During 2019, the Company initiated a foreign currency exchange risk management program to reduce its exposure to fluctuations in the value of the BRL relative to the US dollar.
As at December 31, 2019, the Company had in place USD:BRL put and call options (the “Collars”) with the following notional amounts, weighted average rates and maturity dates:

Dates	USD notional amount	Call options’ weighted average USD:BRL rates	Put options’ weighted average USD:BRL rates
January 1 – December 31, 2020	$84,200	4.03	4.39
January 1 – April 30, 2021	19,100	4.07	4.51
Total	$103,300	4.03	4.41

The Collars have not been designated as hedges and are recorded at fair value at the end of each reporting period with changes in fair value recognized in foreign exchange gains and losses within other income (expense). The Company entered into these contracts at no premium and therefore incurred no investment costs at inception. For the year ended December 31, 2019, the Company recorded a realized loss of $1.2 million on Collars settled in the period in foreign exchange gains and losses within other income (expense) and an unrealized gain of $1.6 million on Collars outstanding at period end. The fair value of Collars at December 31, 2019 was $1.6 million, of which $1.3 million was recorded as current derivative assets and $0.3 million was included in other assets.

(b)	Warrant liability
The functional currency of the Company is the US dollar. As the exercise price of the Company’s share purchase warrants is fixed in Canadian dollars, these warrants are considered a derivative as a variable amount of cash in the Company’s functional currency will be received on exercise. Accordingly, these share purchase warrants are classified and accounted for as a derivative liability at fair value through net income or loss.
The fair value of the warrants is determined using the Black Scholes option pricing model at the period-end
date or the market price on the TSX for warrants that are trading.

Balance – December 31, 2017	$37,784
Warrants issued	336
Warrants exercised	(257)
Change in fair value	(19,002)

Balance – December 31, 2018	18,861
Warrants exercised	(868)
Change in fair value	38,153

Balance – December 31, 2019	$56,146
The fair value of
non-traded
warrants was calculated with the following weighted average assumptions:

	December 31, 2019	December 31, 2018

Risk-free rate	1.7%	1.9%
Warrant expected life	1.2 years	2.2 years
Expected volatility	45.1%	46.2%
Expected dividend	0.0%	0.0%
Share price (C$)	$10.16	$5.25
The fair value of traded warrants was based on the market price of C$0.42 per warrant on December 31, 2019 (December 31, 2018 – C$0.17).